Business Acquisitions - Schedule of Proforma Consolidated Results of Operations (Details) - NV5 Global, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2025	Jun. 29, 2024	Jun. 28, 2025	Jun. 29, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Business Combination, Pro Forma Information [Line Items]
Gross revenues	$ 4,632	$ 10,975	$ 7,005	$ 16,613	$ 40,650	$ 91,730	$ 5,211
Income before income taxes	203	3,572	134	5,648	10,181	10,785	985
Gross revenues	253,084	241,627	490,435	470,602	959,839	938,770	912,127
Net income	$ 11,782	$ 5,364	$ 12,283	$ 5,961	$ 28,516	$ 38,975	$ 44,323
Basic earnings per share (in Dollars per share)	$ 0.19	$ 0.09	$ 0.2	$ 0.1	$ 0.46	$ 0.64	$ 0.74
Diluted earnings per share (in Dollars per share)	$ 0.18	$ 0.09	$ 0.19	$ 0.1	$ 0.45	$ 0.63	$ 0.72